iShares®
iShares Trust
Supplement dated September 12, 2025
to the currently effective Summary Prospectus, Prospectus and Statement of Additional Information (the “SAI”)
for the iShares Neuroscience and Healthcare ETF (IBRN) (the “Fund”)
Change in the Fund’s “Summary of Principal Risks”
The section of the Fund’s Summary Prospectus and Prospectus entitled “Summary of Principal Risks” is amended to delete the paragraph entitled “Non‑Diversification Risk”.
Change in the Fund’s “Additional Information About the Funds’ Risks”
In the table starting on page 6 of the Prospectus, the column for the Fund is amended to remove the checkmark (✓) in the row for “Non‑Diversification Risk”.
Change in the Fund’s “Investment Strategies and Risks”
In the section of the Fund’s SAI entitled, “Investment Strategies and Risks,” the “Diversification Status” sub‑section starting on page 3 is amended to move the Fund from the “Non‑Diversified Funds” column to the “Diversified Funds” column.
If you have any questions, please call 1‑800‑iShares (1‑800‑474‑2737).

iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.
IS‑A‑IBRN‑0925

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